RELATED PARTY NOTES PAYABLE (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Related Party Notes Payable Details Abstract
Related party notes payable, beginning	$ 374,647	$ 374,647
Settlement with shareholder	(330,966)	0
Repayment with cash	(43,681)	0
Related party notes payable, ending	$ 0	$ 374,647